Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	May 29, 2015
Document Effective Date	May 31, 2015
Prospectus Date	May 31, 2015
Angel Oak Flexible Income Fund | Class A
Risk/Return:
Trading Symbol	ANFLX
Angel Oak Flexible Income Fund | Institutional Class
Risk/Return:
Trading Symbol	ANFIX